Income Taxes (Detail Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Net operating loss carry forwards	$ 2,297,000	$ 1,135,000
Net operating loss carry forwards, expiration period	2037
Cumulative tax effect description	The cumulative tax effect at the expected rate of 26.3% and 34.7% of significant items.
Reduces the corporate income tax rate description	The TCJA reduces the corporate income tax rate from 34% to 21% effective January 1, 2018.
Accrued interest and penalties	$ 0	0
Uncertain tax position	129,000		$ 126,000
Extinguishment of debt	$ 129,000
Percentage of subsidiaries	80.00%